Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
We are required by SEC rules to disclose the following information regarding compensation paid to our NEOs. The amounts set forth below under the headings Compensation Actually Paid (“CAP”) to our Principal Executive Officer (“PEO”) or CEO and Average CAP to non-PEO NEOs have been calculated in a manner consistent with Item 402(v) of Regulation S-K. Footnote (2) below sets forth the adjustments from the Total Compensation for the PEO and non-PEO NEOs reported in the Summary Compensation Table above.
The Compensation Committee does not utilize CAP as the basis for making compensation decisions. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Compensation Discussion and Analysis.” Because CAP includes multiple years of grants, the calculation of CAP each year is heavily impacted by the change in the stock price and therefore, may be higher or lower than Summary Compensation Table compensation values.
Year(1)	Summary Compensation Table for PEO ($)	Compensation Actually Paid to PEO ($)(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)(3)	Value of Fixed $100 Investment Based On:		Net Income (in millions) ($)	Non- GAAP Adjusted ROATCE(5)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(4)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	4,612,094	2,045,247	960,656	249,561	122	116	59.4	16.6%
2021	4,377,178	8,378,208	1,928,708	3,506,689	221	125	60.6	15.2%
2020	2,034,435	1,013,573	901,166	621,579	75	91	39.5	12.9%

(1)
The PEO in all three reporting years is Mark DeFazio. The other NEOs in the 2022 reporting year are Laura Capra, Scott Lublin, Nick Rosenberg, and Gregory Sigrist. The other NEOs in the 2021 reporting year are Scott Lublin and Nick Rosenberg. The other NEOs in the 2020 reporting year are Laura Capra and Scott Lublin.

(2)
SEC rules require certain adjustments be made to the Summary Compensation Table values to determine CAP. For purposes of the pension valuation adjustments, NEOs do not participate in any defined benefit plan and as such are not included in the below table. The following table details the applicable adjustments that were made to determine CAP.

PEO Adjustments	2022 ($)	2021 ($)	2020 ($)
Summary Compensation Table Total	4,612,094	4,377,178	2,034,435
Deduct Fair Value of Equity Awards included in Summary Compensation Table	3,106,384	2,991,918	499,980
Add Fair Value of Awards Granted in Current Year and Outstanding and Unvested at Year-End	2,085,836	5,224,444	238,076
Add Change in Fair Value of Awards Granted in Prior Years and Outstanding and Unvested at Year-End	(1,232,921)	397,882	(819,176)
Add Fair Value of Awards Granted and Vested in Current Year	—	—	117,889
Add Change in Fair Value of Awards Granted in Prior Years that Vested during Year	(313,378)	1,370,622	(57,671)
Total CAP	2,045,247	8,378,208	1,013,573
Non-PEO NEO Adjustments	2022 ($)	2021 ($)	2020 ($)
Summary Compensation Table Total	960,656	1,928,708	901,166
Deduct Fair Value of Equity Awards included in Summary Compensation Table	404,985	1,301,678	247,484
Add Fair Value of Awards Granted in Current Year and Outstanding and Unvested at Year-End	233,668	2,328,053	117,823
Add Change in Fair Value of Awards Granted in Prior Years and Outstanding and Unvested at Year-End	(439,833)	159,560	(198,907)
Add Fair Value of Awards Granted and Vested in Current Year	—	—	58,370
Add Change in Fair Value of Awards Granted in Prior Years that Vested during Year	(99,945)	392,046	(9,389)
Total CAP	249,561	3,506,689	621,579

(3)
The fair value of performance shares/units reporting for CAP purposes in columns (c) and (e) reflects calculated performance at the end of the performance year for internal metrics, in accordance with FASB ASC 718. Performance share/units subject to internal metrics will ultimately vest based on measured performance through the end of the performance period.

(4)
Reflects the total shareholder return indexed to $100 per share for the KBW Regional Bank Index, which is the industry line peer group reported in our 2022 Form 10-K.

(5)
Adjusted ROATCE is a non-GAAP financial measure. Adjusted ROATCE is as reported in our fourth quarter 2022 earnings press releases.

Company Selected Measure Name	Adjusted ROATCE
Named Executive Officers, Footnote [Text Block]
(1)
The PEO in all three reporting years is Mark DeFazio. The other NEOs in the 2022 reporting year are Laura Capra, Scott Lublin, Nick Rosenberg, and Gregory Sigrist. The other NEOs in the 2021 reporting year are Scott Lublin and Nick Rosenberg. The other NEOs in the 2020 reporting year are Laura Capra and Scott Lublin.

Peer Group Issuers, Footnote [Text Block]	(4) Reflects the total shareholder return indexed to $100 per share for the KBW Regional Bank Index, which is the industry line peer group reported in our 2022 Form 10-K.
PEO Total Compensation Amount	$ 4,612,094	$ 4,377,178	$ 2,034,435
PEO Actually Paid Compensation Amount	$ 2,045,247	8,378,208	1,013,573
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
SEC rules require certain adjustments be made to the Summary Compensation Table values to determine CAP. For purposes of the pension valuation adjustments, NEOs do not participate in any defined benefit plan and as such are not included in the below table. The following table details the applicable adjustments that were made to determine CAP.

PEO Adjustments	2022 ($)	2021 ($)	2020 ($)
Summary Compensation Table Total	4,612,094	4,377,178	2,034,435
Deduct Fair Value of Equity Awards included in Summary Compensation Table	3,106,384	2,991,918	499,980
Add Fair Value of Awards Granted in Current Year and Outstanding and Unvested at Year-End	2,085,836	5,224,444	238,076
Add Change in Fair Value of Awards Granted in Prior Years and Outstanding and Unvested at Year-End	(1,232,921)	397,882	(819,176)
Add Fair Value of Awards Granted and Vested in Current Year	—	—	117,889
Add Change in Fair Value of Awards Granted in Prior Years that Vested during Year	(313,378)	1,370,622	(57,671)
Total CAP	2,045,247	8,378,208	1,013,573

Non-PEO NEO Average Total Compensation Amount	$ 960,656	1,928,708	901,166
Non-PEO NEO Average Compensation Actually Paid Amount	$ 249,561	3,506,689	621,579
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
SEC rules require certain adjustments be made to the Summary Compensation Table values to determine CAP. For purposes of the pension valuation adjustments, NEOs do not participate in any defined benefit plan and as such are not included in the below table. The following table details the applicable adjustments that were made to determine CAP.
Non-PEO NEO Adjustments	2022 ($)	2021 ($)	2020 ($)
Summary Compensation Table Total	960,656	1,928,708	901,166
Deduct Fair Value of Equity Awards included in Summary Compensation Table	404,985	1,301,678	247,484
Add Fair Value of Awards Granted in Current Year and Outstanding and Unvested at Year-End	233,668	2,328,053	117,823
Add Change in Fair Value of Awards Granted in Prior Years and Outstanding and Unvested at Year-End	(439,833)	159,560	(198,907)
Add Fair Value of Awards Granted and Vested in Current Year	—	—	58,370
Add Change in Fair Value of Awards Granted in Prior Years that Vested during Year	(99,945)	392,046	(9,389)
Total CAP	249,561	3,506,689	621,579

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Tabular List of Financial Performance Measures
The following table identifies the most important financial performance measures used by the Company to link CAP to the Company’s NEOs in 2022 to Company performance. The role of each of these performance measures on our NEOs’ compensation is discussed in “Compensation Discussion and Analysis.”
Financial Performance Measures
Adjusted ROATCE
Net Income
Loans

Total Shareholder Return Amount	$ 122	221	75
Peer Group Total Shareholder Return Amount	116	125	91
Net Income (Loss)	$ 59,400,000	$ 60,600,000	$ 39,500,000
Company Selected Measure Amount	16.6	15.2	12.9
PEO Name	Mark DeFazio
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted ROATCE
Non-GAAP Measure Description [Text Block]	(5) Adjusted ROATCE is a non-GAAP financial measure. Adjusted ROATCE is as reported in our fourth quarter 2022 earnings press releases.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Net Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Loans
PEO [Member] | Fair Value of Equity Awards included in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 3,106,384	$ 2,991,918	$ 499,980
PEO [Member] | Fair Value of Awards Granted in Current Year and Outstanding and Unvested at Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,085,836	5,224,444	238,076
PEO [Member] | Change in Fair Value of Awards Granted in Prior Years and Outstanding and Unvested at Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,232,921)	397,882	(819,176)
PEO [Member] | Fair Value of Awards Granted and Vested in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			117,889
PEO [Member] | Change in Fair Value of Awards Granted in Prior Years that Vested during Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(313,378)	1,370,622	(57,671)
Non-PEO NEO [Member] | Fair Value of Equity Awards included in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	404,985	1,301,678	247,484
Non-PEO NEO [Member] | Fair Value of Awards Granted in Current Year and Outstanding and Unvested at Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	233,668	2,328,053	117,823
Non-PEO NEO [Member] | Change in Fair Value of Awards Granted in Prior Years and Outstanding and Unvested at Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(439,833)	159,560	(198,907)
Non-PEO NEO [Member] | Fair Value of Awards Granted and Vested in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			58,370
Non-PEO NEO [Member] | Change in Fair Value of Awards Granted in Prior Years that Vested during Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (99,945)	$ 392,046	$ (9,389)